Summary of Significant Accounting Policies - Additional Information (Details)				3 Months Ended		12 Months Ended
	Dec. 23, 2022 USD ($) Day $ / shares shares	Aug. 16, 2022 USD ($)	Jan. 14, 2021 USD ($)	Mar. 31, 2023 USD ($) Day $ / shares shares	Mar. 31, 2022	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares
Summary Of Significant Accounting Policies [Line Items]
Unrecognized tax benefits						$ 0	$ 0
Accrued for interest and penalties						0	0
Cash equivalents				$ 0		0	$ 0
Federal deposit insurance coverage				$ 250,000		$ 250,000
Common stock, shares redemption | shares	2,467,422			2,467,422		2,467,422	27,600,000
Number of additional extension month for initial business combination	1 month			1 month
Number of maximum extension month for initial business combination	6 months
Number of business days | Day	10			10
Common stock, shares redeemed | shares	25,132,578					25,132,578
Common stock, redemption value	$ 253,600,000
Common stock, shares redemption par value | $ / shares	$ 10.09			$ 10.48		$ 10.24	$ 10
Deferred offering costs			$ 13,836,086
Underwriting discount			4,800,000
Deferred underwriting discounts and commissions			8,400,000
Other offering costs			$ 636,086
Effective income tax rate				4.01%	0.00%	14.10%
Effective income tax rate from the statutory tax rate				21.00%	21.00%	21.00%	21.00%
US federal excise tax on repurchase of stock rate		1.00%
Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Excise tax imposed only if amount of common stock repurchased exceeds		$ 1,000,000
IPO
Summary Of Significant Accounting Policies [Line Items]
Deferred offering costs				$ 15,800,000		$ 15,800,000
Underwriting discount				5,500,000		5,500,000
Deferred underwriting discounts and commissions				9,700,000		9,700,000
Other offering costs				$ 700,000		$ 700,000